Production costs by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Expense By Nature [Line Items]
Raw materials and consumables	$ 294,844	$ 267,681
Salaries and employee benefits	82,824	94,794
Contractors	36,534	33,258
Equipment rental	22,598	3,545
Other	28,828	25,918
Silver credits	(3,028)	(2,726)
Change in inventories	(23,865)	(16,699)
Capitalized to mining interests	(64,557)	(55,326)
Total Production Expense	374,178	350,445
General And Administrative Costs
Disclosure Of Expense By Nature [Line Items]
Salaries and employee benefits	$ 33,000	$ 27,000